GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF GOVERNMENT GRANTS
	December 31, 2023	December 31, 2022
Short term liability at year end	153	50
Long term liability at year end	-	85
Total	153	135